united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

Class A shares: PFFAX

Class C shares: PFFTX

Class I shares: PFFNX

Semi-Annual Report

September 30, 2015

Princeton Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Portfolio’s performance figures* for the periods ended September 30, 2015, as compared to its benchmark:

	Six	One	Three	Inception** -
	Months	Year	Year	September 30, 2015
Princeton Futures Strategy Fund Class A	(9.80)%	(5.69)%	(3.74)%	(2.86)%
Princeton Futures Strategy Fund Class A with load	(14.96)%	(11.12)%	(5.62)%	(3.96)%
Princeton Futures Strategy Fund Class C	(10.09)%	(6.40)%	(4.47)%	(4.91)%
Princeton Futures Strategy Fund Class I	(9.69)%	(5.52)%	(3.54)%	(2.63)%
Barclays BTOP50 Index	(5.66)%	6.65%	1.85%	2.61%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.53% for Class A shares, 3.28% for Class C shares and 2.28% for Class I shares per the July 29, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The Barclays BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2015 there are 20 funds in the BTOP50 Index.

**	Inception date is July 19, 2010 for Class A and Class I shares. Inception date is June 14, 2011 for Class C shares.

Holdings by Asset Class as of September 30, 2015	% of Net Assets
Corporate Bonds & Notes	28.9%
Purchased Option	23.7%
Short Term Investment	20.0%
U.S. Government & Agency Obligations	12.6%
Commodity Trading Advisor	14.8%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares				Value
	COMMODITY TRADING ADVISOR # - 14.8%
9,176,800	Crabel Fund LP Class AA* (Cost $9,622,736)			$10,000,191

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 28.9%
	AUTO MANUFACTURERS - 3.7%
2,500,000	Toyota Motor Credit Corp	0.8000	5/17/2016	2,505,557

	COMMERCIAL MBS - 0.5%
338,279	J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.6698	8/15/2017	337,953

	COMPUTERS - 3.7%
2,500,000	International Business Machines Corp.	1.9500	7/22/2016	2,528,722

	COSMETICS/PERSONAL CARE - 1.5%
1,000,000	Procter & Gamble Co.	1.4500	8/15/2016	1,008,647

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
1,500,000	General Electric Capital Corp.	2.9500	5/9/2016	1,521,567

	MACHINERY - CONSTRUCTION & MINING - 4.8%
3,265,000	Caterpillar Financial Services Corp.	0.7000	11/6/2015	3,266,169

	MEDIA - 2.1%
1,415,000	NBC Universal Enterprise, Inc.	0.8258	4/15/2016	1,416,558

	OIL & GAS - 10.4%
4,000,000	BP Capital Markets PLC	3.1250	10/1/2015	4,000,000
3,000,000	Total Capital SA	2.3000	3/15/2016	3,025,128
				7,025,128

	TOTAL CORPORATE BONDS & NOTES (Cost $19,606,055)			19,610,301

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.6%
5,000,000	United States Treasury Note/Bond	0.5000	4/30/2017	4,996,225
3,500,000	United States Treasury Note/Bond	2.3750	3/31/2016	3,538,143
	TOTAL U.S. GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $8,522,321)			8,534,368

Contracts
	PURCHASED OPTION - 23.7%
75	Barclays Options, Expiration June 26, 2016 * + (Cost $18,828,957)			16,060,827

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015

Shares		Value
	SHORT-TERM INVESTMENT - 20.0%
	MONEY MARKET FUND - 20.0%
13,523,120	BlackRock Liquidity Funds T-Fund Portfolio, 0.01%+ ^ (Cost $13,523,120)	$13,523,120

	TOTAL INVESTMENTS - 100.0% (Cost $70,103,189) (a)	$67,728,807
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(28,880)
	NET ASSETS - 100.0%	$67,699,927

#	The number of shares presented for commodity trading adviser positions represent share values assigned by the Fund, as underlying funds to do not issue shares. These hypothetical shares are assigned a value of $1 per share upon initial investment. Each transaction thereafter is made at the adjusted share price reflective of the change in net asset value of the underlying fund.

*	Non-Income producing investment.

+	All or a portion of this investment is a holding of PFS Fund Limited.

^	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $71,145,195 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$395,506
Unrealized depreciation:	(3,811,894)
Net unrealized depreciation:	$(3,416,388)

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

ASSETS
Investment securities:
At cost	$70,103,189
At fair value	$67,728,807
Interest receivable	124,276
Receivable for Fund shares sold	7,396
Prepaid expenses and other assets	49,109
TOTAL ASSETS	67,909,588

LIABILITIES
Investment advisory fees payable	101,343
Payable for Fund shares repurchased	63,758
Distribution (12b-1) fees payable	6,952
Accrued expenses and other liabilities	37,608
TOTAL LIABILITIES	209,661
NET ASSETS	$67,699,927

Net Assets Consist Of:
Paid in capital	$134,387,347
Accumulated net investment loss	(29,223,445)
Accumulated net realized loss from security transactions	(35,089,593)
Net unrealized depreciation of investments	(2,374,382)
NET ASSETS	$67,699,927

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets	$12,374,294
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,461,341
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.47
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$8.99

Class C Shares:
Net Assets	$5,329,963
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	650,158
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.20

Class I Shares:
Net Assets	$49,995,670
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,832,418
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.57

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2015

INVESTMENT INCOME
Interest	$105,429
TOTAL INVESTMENT INCOME	105,429

EXPENSES
Investment advisory fees	684,454
Distribution (12b-1) fees:
Class A	18,121
Class C	30,101
Administrative services fees	29,179
Registration fees	28,577
Accounting services fees	25,629
Non 12b-1 shareholder servicing	25,069
Transfer agent fees	19,253
Audit fees	15,418
Legal fees	12,534
Printing and postage expenses	12,534
Trustees fees and expenses	6,617
Custodian fees	6,257
Compliance officer fees	3,208
Insurance expense	1,504
Other expenses	902
TOTAL EXPENSES	919,357

Less: Fees waived by the Advisor	(130,865)
NET EXPENSES	788,492
NET INVESTMENT LOSS	(683,063)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	1,355,495
Net change in unrealized appreciation (depreciation) of security transactions	(8,646,419)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,290,924)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,973,987)

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2015	March 31,
	(Unaudited)	2015
FROM OPERATIONS
Net investment loss	$(683,063)	$(1,604,132)
Net realized gain (loss) from security transactions	1,355,495	(4,582,130)
Net change in unrealized appreciation (depreciation) of security transactions	(8,646,419)	18,294,084
Net increase (decrease) in net assets resulting from operations	(7,973,987)	12,107,822

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(57,824)
Class C	—	(20,412)
Class I	—	(193,528)
Net decrease in net assets from distributions to shareholders	—	(271,764)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,987,393	6,516,058
Class C	271,206	854,297
Class I	4,814,633	18,706,433
Net asset value of shares issued in reinvestment of distributions:
Class A	—	54,498
Class C	—	19,378
Class I	—	161,926
Payments for shares redeemed:
Class A	(4,516,579)	(21,133,725)
Class C	(899,524)	(1,621,264)
Class I	(9,589,558)	(46,339,523)
Net decrease in net assets from shares of beneficial interest	(7,932,429)	(42,781,922)

TOTAL DECREASE IN NET ASSETS	(15,906,416)	(30,945,864)

NET ASSETS
Beginning of Period	83,606,343	114,552,207
End of Period *	$67,699,927	$83,606,343
* Includes accumulated net investment loss of:	$(29,223,445)	$(28,540,382)

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2015	March 31,
	(Unaudited)	2015
SHARE ACTIVITY
Class A:
Shares Sold	221,102	732,960
Shares Reinvested	—	5,956
Shares Redeemed	(512,005)	(2,495,821)
Net decrease in shares of beneficial interest outstanding	(290,903)	(1,756,905)

Class C:
Shares Sold	30,905	97,268
Shares Reinvested	—	2,175
Shares Redeemed	(105,806)	(196,630)
Net decrease in shares of beneficial interest outstanding	(74,901)	(97,187)

Class I:
Shares Sold	533,823	2,186,613
Shares Reinvested	—	17,525
Shares Redeemed	(1,080,822)	(5,540,786)
Net decrease in shares of beneficial interest outstanding	(546,999)	(3,336,648)

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2015	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$9.39	$8.12	$9.17	$9.36	$10.44	$10.00
Activity from investment operations:
Net investment loss (2)	(0.08)	(0.17)	(0.26)	(0.42)	(0.43)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.84)	1.47	(0.79)	0.25	(0.65)	0.68
Total from investment operations	(0.92)	1.30	(1.05)	(0.17)	(1.08)	0.54
Less distributions from:
Net investment income	—	—	—	—	—	(0.08)
Net realized gains	—	(0.03)	—	(0.02)	—	(0.02)
Total distributions	—	(0.03)	—	(0.02)	—	(0.10)
Net asset value, end of period	$8.47	$9.39	$8.12	$9.17	$9.36	$10.44
Total return (3)(6)	(9.80)%	16.01%	(11.45)%	(1.80)%	(10.35)%	5.40%
Net assets, at end of period (000s)	$12,374	$16,448	$28,482	$64,730	$56,415	$22,673
Ratio of gross expenses to average net assets (4)(5)	2.54%	2.52%	3.71%	5.24%	5.01%	2.95	% (7)
Ratio of net expenses to average net assets (5)	2.20%	2.21%	3.49%	5.13%	4.91%	2.20	% (7)
Ratio of net investment loss to average net assets (5)	(1.92)%	(1.97)%	(3.01)%	(4.49)%	(4.36)%	(1.87	)% (7)
Portfolio Turnover Rate (6)	31%	5%	24%	50%	85%	7%

(1)	The Princeton Futures Strategy Fund’s Class A shares commenced operations July 19, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average net assets (4)(5)	7.48%
Ratio of net expenses to average net assets (5)	6.73%
Ratio of net investment loss to average net assets (5)	(6.38)%
Portfolio Turnover Rate (6)	7%

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2015	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.12	$7.95	$9.04	$9.30	$10.24
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.23)	(0.32)	(0.48)	(0.39)
Net realized and unrealized gain (loss) on investments	(0.81)	1.43	(0.77)	0.24	(0.55)
Total from investment operations	(0.92)	1.20	(1.09)	(0.24)	(0.94)
Less distributions from:
Net realized gains	—	(0.03)	—	(0.02)	—
Total distributions	—	(0.03)	—	(0.02)	—
Net asset value, end of period	$8.20	$9.12	$7.95	$9.04	$9.30
Total return (3)(6)	(10.09)%	15.10%	(12.15)%	(2.46)%	(9.18)%
Net assets, at end of period (000s)	$5,330	$6,614	$6,536	$11,339	$8,097
Ratio of gross expenses to average net assets (4)(5)	3.29%	3.27%	4.46%	5.99%	5.78%
Ratio of net expenses to average net assets (5)	2.95%	2.96%	4.24%	5.88%	5.65%
Ratio of net investment loss to average net assets (5)	(2.67)%	(2.72)%	(3.77)%	(5.23)%	(5.07)%
Portfolio Turnover Rate (6)	31%	5%	24%	50%	85%

(1)	The Princeton Futures Strategy Fund’s Class C shares commenced operations June 14, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2015	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$9.49	$8.19	$9.22	$9.39	$10.46	$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)	(0.15)	(0.24)	(0.40)	(0.41)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.85)	1.48	(0.79)	0.25	(0.66)	0.69
Total from investment operations	(0.92)	1.33	(1.03)	(0.15)	(1.07)	0.57
Less distributions from:
Net investment income	—	—	—	—	—	(0.09)
Net realized gains	—	(0.03)	—	(0.02)	—	(0.02)
Total distributions	—	(0.03)	—	(0.02)	—	(0.11)
Net asset value, end of period	$8.57	$9.49	$8.19	$9.22	$9.39	$10.46
Total return (3)(6)	(9.69)%	16.24%	(11.27)%	(1.48)%	(10.23)%	5.65%
Net assets, at end of period (000s)	$49,996	$60,545	$79,535	$337,871	$411,431	$184,054
Ratio of gross expenses to average net assets (4)(5)	2.29%	2.27%	3.46%	4.99%	4.75%	2.44	% (7)
Ratio of net expenses to average net assets (5)	1.95%	1.96%	3.24%	4.88%	4.66%	1.95	% (7)
Ratio of net investment loss to average net assets (5)	(1.67)%	(1.72)%	(2.73)%	(4.24)%	(4.12)%	(1.61	)% (7)
Portfolio Turnover Rate (6)	31%	5%	24%	50%	85%	7%

(1)	The Princeton Futures Strategy Fund’s Class I shares commenced operations July 19, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average net assets (4)(5)	6.97%
Ratio of net expenses to average net assets (5)	6.48%
Ratio of net investment loss to average net assets (5)	(6.13)%
Portfolio Turnover Rate (6)	7%

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2015

1.	ORGANIZATION

The Princeton Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to achieve capital appreciation and manage volatility as a secondary objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Adviser’s discretion. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in Commodity Trading Advisor’s Managed Futures Programs are valued at a fair value based on the net asset value as reported by the Commodity Trading Advisor.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser and/or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. As a practical expedient, the fair value of the purchased options held as of September 30, 2015 are based on the estimated daily net asset value of the underlying fund, as provided by the Fund’s advisor. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Commodity Trading Advisor	$—	$10,000,191	$—	$10,000,191
Corporate Bonds & Notes	—	19,610,301	—	19,610,301
U.S. Government & Agency Obligations	—	8,534,368	—	8,534,368
Purchased Option Contracts	—	16,060,827	—	16,060,827
Short-Term Investment	13,523,120	—	—	13,523,120
Total	$13,523,120	$54,205,687	$—	$67,728,807

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

*	See Consolidated Portfolio of Investments for industry classification.

Managed Futures Programs and PFS Fund Limited (“PFSFL”) –

The consolidated financial statements of the Fund include PFSFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

For tax purposes, PFSFL is an exempted Cayman investment company. PFSFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PFSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation (“CFC”), PFSFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

The Fund may invest up to 25% of its total assets in the CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

The Fund and PFSFL invest in the global derivatives markets through the use of one or more proprietary managed futures programs. Managed futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. It is anticipated that the managed futures programs used by the Fund and PFSFL will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. The Fund and PFSFL’s investment in a managed futures program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools advised by one or more Commodity Trading Advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. The Fund and PFSFL, do not consolidate the assets, liabilities, capital or operations of the unaffiliated CTAs into their consolidated financial statements. Rather, the CTAs are separately presented as an investment in the Fund’s consolidated portfolio of investments. Income, gains and unrealized appreciation or depreciation on the investments in the CTAs are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations.

A summary of the Fund’s investments in the PFSFL is as follows:

PFS Fund Limited (“PFSFL”) * September 30, 2015
Fair Value of CFC	$16,060,826
Other Assets	$6,519
Total Net Assets	$16,067,345

Percentage of the Fund’s Total Assets	23.66%

* PFSFL commenced operations on August 23, 2010

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and NFA fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $9,160,938 and $11,161,534, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged 6800 Capital, L.L.C and Congress Asset Management Co. as the sub-advisors to the Fund.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays 6800 Capital, L.L.C and Congress Asset Management Co. a sub-advisory fee, computed and accrued daily and paid monthly which does not impact the consolidated financial statements of the Fund.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20%, 2.95% and 1.95% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). For the six months ended September 30, 2015, the Advisor waived fees and reimbursed expenses in the amount of $130,865.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense limitation. If Fund Operating Expenses subsequently exceed the Expense limitation the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Fund by the following dates:

3/31/2016	$445,848
3/31/2017	$612,847
3/31/2018	$269,115

The Trust, with respect to the Fund’s Class A and Class C shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively, and is paid to Foreside Distribution Services, L.P. (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. These Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. For the six months ended September 30, 2015, the Distributor received $47,672 in underwriting commissions for sales of Class A shares, of which $6,987 was retained by the principal underwriter or other affiliated broker-dealers.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended March 31, 2015 was as follows:

Fiscal Year Ended
March 31, 2015
Ordinary Income	$—
Long-Term Capital Gain	271,764
Return of Capital	—
$271,764

There were no distributions for the year ended March 31, 2014.

As of March 31, 2015, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$290,315	$—	$(63,869,646)	$(364,133)	$5,230,031	$(58,713,433)

The difference between book basis and tax basis accumulated net investment loss, realized gain/(loss) on security transactions and unrealized appreciation/(depreciation) is primarily attributable to the tax adjustments relating to the Fund’s holding in PFSFL and a CTA.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $364,133.

Permanent book and tax differences, primarily attributable to differences in book/tax treatment of net operating losses and short-term capital gains, and tax adjustments for a CTA, resulted in reclassification for the year ended March 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(1,947,605)	$1,232,305	$715,300

6.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Princeton Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2015

As a shareholder of the Princeton Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Futures Strategy Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period+
Actual	4/1/15	9/30/15	4/1/15 – 9/30/15	4/1/15 – 9/30/15
Class A	$1,000.00	$902.00	$10.46	2.20%
Class C	1,000.00	899.10	14.01	2.95
Class I	1,000.00	903.10	9.28	1.95

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period+
(5% return before expenses)	4/1/15	9/30/15	4/1/15 – 9/30/15	4/1/15 – 9/30/15
Class A	$1,000.00	$ 1,014.00	$11.08	2.20%
Class C	1,000.00	1,010.25	14.83	2.95
Class I	1,000.00	1,015.25	9.82	1.95

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

+	Annualized.

Princeton Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

Princeton Futures Strategy Fund* (Adviser-Princeton Fund Advisors, LLC)

In connection with the regular meeting held on May 19 & 20, 2015 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Princeton Fund Advisors, LLC (“Princeton”) and the Trust, with respect to the Princeton Futures Strategy Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Princeton, together with its affiliates, manages approximately $1.3 billion in total assets for institutional and individual clients. The Trustees reviewed the backgrounds of the key personnel responsible for servicing the Fund and acknowledged their extensive financial industry experience provided them with diverse financial expertise, which they viewed as a positive. They noted Princeton’s focus on the ongoing review and monitoring of the Fund’s sub-advisers and commodity strategies that are non-correlating or low-correlating to ensure the Fund remains diversified to construct what should be the most effective mix. The Trustees recognized as a positive Princeton’s efforts to mitigate market and performance risk, asset class risk, trading risks, valuation risks managed futures portion of the portfolio, interest rate and credit risk with respect to the fixed income portfolio, as well as counterparty risk. The Trustees recognized that the managed futures asset class has struggled during the past few years, primarily due to strong equity markets; however, the Trustees also recognized Princeton’s active role, and the deep expertise of the investment team in the managed futures asset class and concluded Princeton will continue to provide quality service to the Fund and its shareholders.

Performance. The Trustees reviewed the Fund’s performance over the previous 1-year, 2-year, and 3-year periods, noting the Fund underperformed its peer group, Morningstar category, and benchmark index over each periods. The Trustees noted that comparison to indices and larger groups of funds are less useful for this Fund than others, because the Fund pursues a strategy that relies more heavily on commodities futures than its competition, resulting in underperformance since inception as commodities markets generally underperformed financial futures markets. The Trustees noted Princeton believes the outlook for the Fund’s strategy is bright over the long-term, but the recent market cycle has not favored the asset categories pursued under the Fund’s strategy. The Trustees concluded that the Fund is performing as stated in prospectus and showing ability to perform well based on the recent short-term period.

Fees and Expenses. The Trustees noted Princeton charges an advisory fee of 1.80%. They compared the advisory fee to the peer group average and Morningstar category, noting the fee was higher than both averages while remaining within the high/low range of the peer group and Morningstar category. They also considered that the net advisory fee after waiver was 0.33% as a result of an expense cap, which Princeton intends to renew. They further considered the Fund’s

Princeton Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2015

expense ratio of 2.06%, noting it is lower than the Fund’s benchmarks. After further discussion, the Trustees concluded the fee was within the range of reasonableness.

Economies of Scale. The Trustees reviewed the possible breakpoint suggested by Princeton, noting Princeton expects to reach some economies of scale at $1 billion. The Trustees noted the Fund’s assets have decreased substantially over the past year, significantly impeding the development of economies of scale, and the Trustees were encouraged that Princeton had agreed to maintain the expense cap for the benefit of shareholders. After further discussion, the Trustees concluded, given the Fund’s current size and anticipated growth, breakpoints would be considered in the future.

Profitability. The Trustees reviewed the profitability analysis provided by Princeton. They considered that although the amount of profit in real dollars is meaningful, the profitability, in terms of percentage of fees is not excessive, given the complexity of the strategy, Princeton’s infrastructure and efforts of adviser and portfolio manager.

Conclusion. Having requested and received such information from Princeton as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded the fee structure is reasonable and renewal of the Advisory Agreement is in the best interests of the shareholders of Princeton Futures Strategy Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Princeton Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2015

Princeton Futures Strategy Fund* (Sub-Adviser –Congress Asset Management Co.)

In connection with the regular meeting held on May 19 & 20, 2015 the Board of Trustees the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Princeton Fund Advisors, LLC (“Princeton”) and Congress Asset Management Co. (“Congress), with respect to the Princeton Futures Strategy Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. With approximately $7.4 billion in assets under management, the Trustees considered that Congress specializes in the management of diverse portfolios encompassing both equity and fixed income securities for institutions and high net worth individuals. The Trustees reviewed the background of the key personnel responsible for providing sub-advisory services to the Fund and noted their satisfaction with the investment team’s financial industry experience with trading, research and analysis, and compliance, as well as their history of structuring portfolios that meet individual client objectives. The Trustees noted Congress is managing the fixed income portion of the Fund, focusing on meeting the Fund’s interest income and liquidity needs, while also protecting capital, utilizing a combination of sector selection, yield curve management, and security selection strategies. The Trustees noted Congress had no material compliance or litigation issues during the past year. The Trustees recognized Congress’ conservative mandate and were satisfied that Congress has carried out its responsibilities as directed by Princeton and the prospectus. The Board concluded that Congress should continue to provide a high level of quality service to the Fund and adviser for the benefit of the shareholders.

Performance. The Trustees reviewed Congress’ contribution to Fund performance over the last 1-year, 2-year, and 3-year periods, noting that Congress provided positive returns over each period although the relative performance was not as strong over the last year. They further noted Congress has provided returns in line with the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index. The Trustees noted Congress’ ability to generate positive returns with stability and liquidity, consistent with Congress’ stated objectives. After discussion, the Trustees concluded Congress had provided meaningful return and good service to shareholders.

Fees and Expenses. The Trustees noted Congress currently receives a fee equal to 0.05% of the assets it manages for the Fund, after implementing a temporary reduction from the contractual rate of 0.20%. The Trustees discussed Princeton’s statement that this reduction was made necessary by the diminishment in the size of the Fund, and did reduce the amount of Princeton’s fee waiver. After discussion, the Trustees concluded the sub-advisory fee is reasonable.

Princeton Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2015

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable particularly in light of Congress’ voluntary fee waiver.

Profitability. The Trustees reviewed the profitability analysis provided by Congress. They noted Congress realized a minimal profit in connection with its relationship to the Fund both in terms of actual dollars and percentage. The Trustees concluded Congress’ profitability was reasonable and not excessive.

Conclusion. Having requested and received such information from Congress as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded the sub-advisory fee structure is reasonable and renewal of the Sub-Advisory Agreement is in the best interests the shareholders of Princeton Futures Strategy Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Princeton Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

Princeton Futures Strategy Fund* (Sub-Adviser –6800 Capital, LLC)

In connection with the regular meeting held on November 11 & 12, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Princeton Fund Advisors, LLC (“Princeton”) and 6800 Capital, LLC (“6800”), with respect to the Princeton Futures Strategy Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees acknowledged that they had recently reviewed the advisory services of 6800 in May of 2014. The Board recognized that 6800 has a veteran investment team who have years of alternative investment experience and that the relationship between Princeton and sub-adviser has been working well. The Board noted that Keck Holdings Inc. (“Keck”), solely owned by Robert T. Keck, and Poplar Management Inc. (“Poplar”), solely owned by John W. McDonnell, each a 50% owner of 6800, have agreed that Poplar will assign its ownership of 6800 to Keck, which will become the sole owner of 6800, effective November 30, 2014. The Board noted that Mr. McDonnell has resigned as Chairman of 6800, but will remain an active member of the Investment Committee with Mr. Keck, assuming the title of Chairman. The Board concluded that this change in ownership should not have any material impact on 6800’s services to the Fund and further concluded 6800 should continue to provide high quality service to the Fund, Princeton, and the Fund’s shareholders.

Performance. The Trustees reviewed 6800’s contribution to Fund performance, noting that although returns have been negative over the last 2 year and 3 year periods, 6800 has enhanced the Fund’s performance over all time periods. They considered the positive returns attributable to 6800 over the last year, outperforming the benchmark index. The Trustees commented that 6800 has a long track record of 18 years utilizing the strategy, and noted 6800’s assertion that recent negative performance has been a result of the cyclical nature of the market. After discussion, the Trustees concluded that although 6800’s performance was disappointing, it was not unexpected given this asset class’s challenging environment and they expect 6800’s performance can potentially improve as equity markets correct.

Fees and Expenses. The Trustees noted 6800 receives a maximum of two-thirds of the Fund’s advisory fee (after waivers) for its services to the Fund. They considered that 6800 is responsible for pursuing the Fund’s main strategy, and further noted the total sub-advisory fee received during the last fiscal year were less than the 1.0% charged to 6800’s other clients. After discussion, in consideration of the significance of 6800’s role in the Fund’s strategy, the Trustees determined that the fee is not unreasonable.

Princeton Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2015

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable at this time.

Profitability. The Trustees reviewed the profitability analysis provided by 6800 and noted it had estimated that it incurred a loss over the past fiscal year due to its relationship with the Fund, due in part to its participation in the Fund’s fee waiver/expense limitation arrangement. Accordingly, the Trustees concluded excessive profitability was not a concern.

Conclusion. Having requested and received such information from 6800 as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded the sub-advisory fee structure is reasonable and approval of the Sub-Advisory Agreement, which will allow for the continuation of services from 6800, is in the best interests the shareholders of Princeton Futures Strategy Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

INVESTMENT ADVISOR
Princeton Fund Advisors, LLC
1125 17th Street, Suite 1400
Denver, CO 80202

INVESTMENT SUB-ADVISORS
6800 Capital, L.L.C.
47 Hulfish Street, Suite 310
Princeton, NJ 08542

Congress Asset Management Co.
2 Seaport Lane, 5th Floor
Boston, MA 02210

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/10/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 12/10/15